Related Parties - Additional Information (Detail) - Related parties - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of transactions between related parties [line items]
Voting right percentage	45.60%
Top of range
Disclosure of transactions between related parties [line items]
Payments of incremental benefit in the event of termination	$ 6,433	$ 6,624